PRIVATE PLACEMENT	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Private Placement
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor has purchased an aggregate of 610,500 Private Placement Units at a price of $10.00 per Private Placement Unit from the Company in a private placement. Each Private Unit will consist of one share of common stock (“Private Placement Share”) and one right (“Private Placement Right”). Each Private Placement Right will entitle the holder to receive one-twentieth of one share of common stock at the closing of a Business Combination. Certain proceeds from the sale of the Private Placement Units were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placements Units and all underlying securities will expire worthless.

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor has purchased an aggregate of 610,500 Private Placement Units at a price of $10.00 per Private Placement Unit from the Company in a private placement. Each Private Unit will consist of one share of common stock (“Private Placement Share”) and one right (“Private Placement Right”). Each Private Placement Right will entitle the holder to receive one-twentieth of one share of common stock at the closing of a Business Combination. Certain proceeds from the sale of the Private Placement Units were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placements Units and all underlying securities will expire worthless.